Touchstone Large Company Growth Fund Expense Example, No Redemption - Touchstone Large Company Growth Fund - Class C	Jun. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 183
Expense Example, No Redemption, 3 Years	1,754
Expense Example, No Redemption, 5 Years	3,237
Expense Example, No Redemption, 10 Years	$ 6,592